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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011

Check here if Amendment [  ]; Amendment Number:
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This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.
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Institutional Investment Manager Filing This Report:

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Name:     Coordinating Investment Fiduciary of Raytheon Master Pension Trust
Address:  870 Winter Street
          Waltham, MA 02451
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Form 13F File Number: 028-14386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:   Paula J. Sasso
Title:  Senior Manager, Pension Operations & Compliance
Phone:  781-522-5168
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Signature, Place, and Date of Signing:

 /s/Paula J. Sasso               Waltham, MA             January 17, 2012
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       [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

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Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $901,030 (Value X1000)

List of Other Included Managers:           NONE
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                                             FORM 13F INFORMATION TABLE
            COLUMN 1               COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------- -------- --------- -------- ------------------ ---------- -------- ----------------
                                   TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER             CLASS    CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
---------------------------------- -------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
UTILITIES SELECT SECTOR SPDR F       ETF    81369Y886 $ 81,865 2,275,302 SH          SOLE      NONE                X
DREYFUS CASH MGMT FUND               ETF    996085254 $     --        -- SH          SOLE      NONE                X
ISHARES BARCLAYS TIPS BOND FUND      ETF    464287176 $ 69,630   596,716 SH          SOLE      NONE                X
SPDR DOW JONES INDUSTRIAL            ETF    78467X109 $292,084 2,397,083 SH          SOLE      NONE                X
ISHARES DOW JONES SELECT DIVID       ETF    464287168 $114,463 2,129,562 SH          SOLE      NONE                X
ISHARES RUSSELL MIDCAP INDEX FUND    ETF    464287499 $ 38,509   391,278 SH          SOLE      NONE                X
SPDR S&P MIDCAP 400 ETF TRUST        ETF    78467Y107 $123,030   771,158 SH          SOLE      NONE                X
SPDR S&P 500 ETF TRUST               ETF    78462F103 $113,543   904,731 SH          SOLE      NONE                X
ENERGY SELECT SECTOR SPDR FUND       ETF    81369Y506 $ 33,672   487,083 SH          SOLE      NONE                X
INDUSTRIAL SELECT SECTOR SPDR        ETF    81369Y704 $ 34,234 1,014,342 SH          SOLE      NONE                X

                                                      $901,030
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